Stockholders' Equity - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity [Line Items]
Exercise price of Options		$ 28.13
Stock option plans, options outstanding		842,780	955,848
Income tax benefit from compensation expense		$ 662,000	$ 302,000	$ 175,000
Term of historical volatility of common stock		6 years
Number of shares converted		6,400,000
Discontinued Operations [Member]
Stockholders Equity [Line Items]
Stock option plans, options outstanding		211,025
Income tax benefit from compensation expense		$ 244,000	$ 445,000	$ 426,000
2015 Restricted Stock [Member]
Stockholders Equity [Line Items]
Shares grant from treasury stock		584,959
Restricted stock, vesting percentage		33.33%
Restricted stock, vesting period		3 years
Restricted stock, fair value		$ 4,200,000
Restricted stock, fair value per share		$ 7.18
Income tax benefit from compensation expense		$ 156,000
2015 Restricted Stock [Member] | Selling, General And Administrative Expenses [Member]
Stockholders Equity [Line Items]
Share-based compensation expense		$ 405,000
Preferred Share Rights Plan [Member]
Stockholders Equity [Line Items]
Preferred share right plan description		If a person or group acquires 15% or more of our common stock, each Right will entitle the holder (other than the person or group that triggered the Rights being exercisable) to purchase shares of our common stock (or, in certain circumstances, cash or other securities) having a market value of twice the exercise price of a Right at such time.
Minimum percentage of ownership of common stock required to exercise preferred share rights		15.00%
Exercise price of Preferred Stock		$47.75 per one one-hundredth of a share
Redemption price preferred share rights		$ 0.01
Maximum time for redemption after the Rights become exercisable		10 days
Preferred share right exchange ratio		1
Minimum percentage of beneficial ownership of common stock to end preferred share rights exchange		50.00%
2008 Plan [Member]
Stockholders Equity [Line Items]
Number of common stock shares for issuance		1,975,000	1,975,000
Minimum exercise price of stock option at grant date		No less than 100% of the fair market value, as defined in the 2008 Plan, of the shares on the date of grant.
Percentage of fair market value		100.00%
Maximum term of stock option		10 years
Stock option plans, options outstanding		802,780
Total stock based compensation expense not yet recognized, relating to non-vested restricted stock options		$ 11,626,000
2008 Plan [Member] | Discontinued Operations [Member]
Stockholders Equity [Line Items]
Total stock based compensation expense not yet recognized, relating to non-vested restricted stock options		$ 2,027,000
2008 Plan [Member] | 2015 Stock Options [Member]
Stockholders Equity [Line Items]
Number of shares of stock options granted		135,000
Options vest at a percentage rate for first 5 years		16.50%
Options final year vesting		End of the sixth year
2008 Plan [Member] | 2015 Stock Options [Member] | Discontinued Operations [Member]
Stockholders Equity [Line Items]
Number of shares of stock options granted		5,000
2008 Plan [Member] | 2014 Stock Options [Member]
Stockholders Equity [Line Items]
Number of shares of stock options granted			489,000
Options vest at a percentage rate for first 5 years		16.50%
Options final year vesting		End of the sixth year
2008 Plan [Member] | 2014 Stock Options [Member] | Discontinued Operations [Member]
Stockholders Equity [Line Items]
Number of shares of stock options granted			119,000
2006 Options [Member]
Stockholders Equity [Line Items]
Number of shares of stock options granted	450,000
Exercise price of Options	$ 8.01
Stock option plans, options outstanding	40,000
Stock options plan, options Exercisable	20,000